Revenue - Schedule of the Contract Balances (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Receivables, included in accounts receivable, net	$ 1,239	$ 428	$ 843
Contract assets, included in prepaid expenses and other current assets	149	98
Contract liabilities included in deferred revenue, current and deferred revenue net of current portion	$ 5,648	$ 9,731	$ 11,011	$ 11,011